Restatement of Comparative Information (Tables)	12 Months Ended
Jun. 30, 2025
Restatement of Comparative Information [Abstract]
Adjustment on Weighted Average Number of Ordinary Shares and Earnings per Share
The following table shows the impact of the adjustment on the weighted average number of ordinary shares and earnings per share calculations for the years ended 30 June 2023 and 30 June 2024:

		Adjustments
Year ended 30 June 2024	Reported balance	ATM facility termination	Share consolidation	Restated balance
Weighted average number of ordinary shares (‘000)
Basic earnings per share denominator	10,277,968	(250,000)	(9,961,115)	66,853
Ordinary share contingently issuable	–	–	–	–
Diluted earnings per share denominator	10,277,968	(250,000)	(9,961,115)	66,853
Earnings per share (cents)
Basic	(0.99)	(0.02)	(150.66)	(151.67)
Diluted	(0.99)	(0.02)	(150.66)	(151.67)

Year ended 30 June 2023
Weighted average number of ordinary shares (‘000)
Basic earnings per share denominator	8,695,396	(212,000)	8,426	56,556
Ordinary share contingently issuable	–	–	–	–
Diluted earnings per share denominator	8,695,396	(212,000)	8,426	56,556
Earnings per share (cents)
Basic	(0.13)	–	(19.40)	(19.53)
Diluted	(0.13)	–	(19.40)	(19.53)